INTEREST REVENUE AND EXPENSE (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest revenue
Loan interest, including fees		$ 40,510	$ 44,776	$ 45,580
Deposits with banks		727	959	1,026
Federal funds sold and securities borrowed or purchased under agreements to resell		2,516	2,366	2,566
Investments, including dividends		7,017	7,195	6,919
Trading account assets		5,942	5,880	6,277
Other interest		1,839	507	602
Total interest revenue	[1]	58,551	61,683	62,970
Interest expense
Deposits		5,052	5,692	6,236
Federal funds purchased and securities loaned or sold under agreements to repurchase		1,614	1,895	2,339
Trading account liabilities		216	168	169
Short-term borrowings		522	580	597
Long-term debt		4,517	5,355	6,836
Total interest expense	[1]	11,921	13,690	16,177
Net interest revenue	[1]	46,630	47,993	46,793
Provision for loan losses		7,108	6,828	7,604
Net interest revenue after provision for loan losses		39,522	41,165	39,189
Insurance fees and charges		$ 1,118	$ 1,038	$ 1,132

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.